REGULATORY REQUIREMENT	12 Months Ended
Dec. 31, 2021
Regulatory Capital Requirements [Abstract]
REGULATORY REQUIREMENT
19.	REGULATORY REQUIREMENT

The Company’s broker-dealer subsidiaries, TBNZ, TradeUP Securities, US Tiger Securities, Tiger Brokers SG and Tiger Brokers HK are subject to capital requirements determined by its respective regulators.

TBNZ, the Company’s New Zealand subsidiary, was subject to New Zealand’s Exchange ("NZX") capital adequacy requirements under the Section 19, NZX Participant Rules. TBNZ was not an NZX Participant since May of 2021.

TradeUP Securities and US Tiger Securities, the Company’s USA subsidiaries, are subject to the Uniform Net Capital Rule (Rule 15c3-1) under the Exchange Act in the USA, which requires the maintenance of minimum net capital.

Tiger Brokers SG, the Company’s Singapore subsidiary, is subject to the Securities and Futures Regulations 2018 (Amendment) Regulation 2018 under Chapter 289 of Securities and Futures Act in Singapore, which requires the maintenance of minimum net capital.

Tiger Brokers HK, the Company’s Hong Kong subsidiary, is subject to Securities and Futures (Financial Resources) Rules and the Securities and Futures Ordinance, Tiger Brokers HK is required to maintain minimum paid-up share capital and liquid capital.

As of December 31, 2020 and 2021, all of the Company’s broker-dealer subsidiaries met applicable minimum net capital requirements. The tables below summaries the net capital, the capital requirement and the excess net capital for the Company’s broker-dealer subsidiaries as of December 31, 2020 and 2021:

	Net Capital	Requirement	Excess Net Capital
December 31, 2021	US$	US$	US$
TradeUP Securities	95,665,200	4,283,392	91,381,808
US Tiger Securities	10,429,009	250,000	10,179,009
Tiger Brokers SG	113,290,584	12,443,882	100,846,702
Tiger Brokers HK	14,569,722	384,635	14,185,087
Total	233,954,515	17,361,909	216,592,606
	Net Capital	Requirement	Excess Net Capital
December 31, 2020	US$	US$	US$
TBNZ	61,427,613	34,258,411	27,169,202
TradeUP Securities	14,546,628	250,000	14,296,628
US Tiger Securities	9,206,613	250,000	8,956,613
Tiger Brokers SG	9,718,825	2,382,717	7,336,108
Total	94,899,679	37,141,128	57,758,551